Wireless Device Payment Plans - Narrative (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device payment plan agreement receivables transfered	$ 11,500,000,000	$ 10,700,000,000
Device payment plan agreement, trade-in liability	(4,943,000,000)	$ (4,452,000,000)
Number of customer tenure days		210 days
Device payment plan agreement receivables sold, net		$ 0
Device payment plan agreement receivables, gross	$ 19,300,000,000	17,800,000,000
Deferred purchase price receivable		0
Finance receivables collected and remitted, net of fees		10,100,000,000
Credit losses on receivables sold		100,000,000
Revolving Program
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device payment plan agreement receivables sold, net			$ 3,300,000,000
Cash proceeds received from new transfers			2,000,000,000
Cash proceeds received from reinvested collections			900,000,000
Deferred purchase price recorded			400,000,000
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Required down payment percentage	0.00%
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Required down payment percentage	100.00%
Cash flows used in investing activities
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collections following repurchase of receivables	$ 200,000,000	200,000,000
Deferred purchase price receivable collected		$ 1,400,000,000	$ 1,100,000,000
Product Trade-In
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device payment plan agreement, trade-in liability	$ (100,000,000)